Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 220,714		$ 273,459		$ 233,139
Level 3 assets, Total gains (losses) included in net income	64,565		5,766		61,338
Level 3 assets, Total gains (losses) included in OCI	2,659		(1,589)		(3,343)
Level 3 assets, Transfers into Level 3	13,987
Level 3 assets, Transfers out of Level 3	(2,099)		(22,957)		(1,840)
Level 3 liabilities, Balance at beginning of period	(3,801)		(4,796)		(7,177)
Level 3 liabilities, Total gains (losses) included in net income	(1,664)		995		2,381
Level 3 liabilities, Total gains (losses) included in OCI	0		0		0
Level 3 liabilities, Transfers into Level 3	(10,128)
Level 3 liabilities, Transfers out of Level 3	0		0		0
Level 3 assets, Purchases	228		3,789		6,135
Level 3 assets, Sales	(7,588)		(1,315)		(18,581)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(6,631)		(36,439)		(3,389)
Level 3 assets, Balance at end of period	285,835		220,714		273,459
Level 3 liabilities, Purchases	0		0		0
Level 3 liabilities, Sales	0		0		0
Level 3 liabilities, Issues	(1,283)
Level 3 liabilities, Settlements	223
Level 3 liabilities, Balance at end of period	(16,653)		(3,801)		(4,796)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	20,821		21,178		22,723
Level 3 assets, Total gains (losses) included in net income					15
Level 3 assets, Total gains (losses) included in OCI	1,695		(357)		347
Level 3 assets, Sales	(820)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements					(1,907)
Level 3 assets, Balance at end of period	21,696		20,821		21,178
Corporate - public
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	6,761		7,312		4,091
Level 3 assets, Total gains (losses) included in net income	1		1		0
Level 3 assets, Total gains (losses) included in OCI	542		(383)		(64)
Level 3 assets, Transfers out of Level 3	(2,083)				(1,565)
Level 3 assets, Purchases	0		0		4,989
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements			(169)		(139)
Level 3 assets, Balance at end of period	5,221		6,761		7,312
Corporate - privately placed
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	11,190		55,979		75,713
Level 3 assets, Total gains (losses) included in net income	6		4		4,080
Level 3 assets, Total gains (losses) included in OCI	422		(639)		(4,520)
Level 3 assets, Transfers into Level 3	13,987
Level 3 assets, Transfers out of Level 3			(22,957)
Level 3 assets, Purchases					1
Level 3 assets, Sales					(18,000)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(6,333)		(21,197)		(1,295)
Level 3 assets, Balance at end of period	19,272		11,190		55,979
Asset Backed Securities - CDO
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			15,205		14,803
Level 3 assets, Total gains (losses) included in OCI			(205)		402
Level 3 assets, Issues			0		0
Level 3 assets, Settlements			(15,000)
Level 3 assets, Balance at end of period					15,205
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	38,772		99,674		117,330
Level 3 assets, Total gains (losses) included in net income	7		5		4,095
Level 3 assets, Total gains (losses) included in OCI	2,659		(1,584)		(3,835)
Level 3 assets, Transfers into Level 3	13,987
Level 3 assets, Transfers out of Level 3	(2,083)		(22,957)		(1,565)
Level 3 assets, Purchases					4,990
Level 3 assets, Sales	(820)				(18,000)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(6,333)		(36,366)		(3,341)
Level 3 assets, Balance at end of period	46,189		38,772		99,674
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	12,162		7,159		5,920
Level 3 assets, Total gains (losses) included in net income	2,653		2,600		585
Level 3 assets, Total gains (losses) included in OCI			(5)		492
Level 3 assets, Transfers out of Level 3	(16)				(275)
Level 3 assets, Purchases	210		3,723		1,018
Level 3 assets, Sales	(6,768)		(1,315)		(581)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(161)
Level 3 assets, Balance at end of period	8,080		12,162		7,159
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	394	[1]	336	[2]	311
Level 3 assets, Total gains (losses) included in net income	(200)		65		(54)
Level 3 assets, Purchases	18		66		127
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(137)		(73)		(48)
Level 3 assets, Balance at end of period	75	[3]	394	[1]	336	[2]
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	169,386		166,290		109,578
Level 3 assets, Total gains (losses) included in net income	62,105		3,096		56,712
Level 3 assets, Issues	0		0		0
Level 3 assets, Balance at end of period	231,491		169,386		166,290
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(3,801)		(4,796)		(7,177)
Level 3 liabilities, Total gains (losses) included in net income	(1,664)		995		2,381
Level 3 liabilities, Total gains (losses) included in OCI	0		0		0
Level 3 liabilities, Transfers into Level 3	(10,128)
Level 3 liabilities, Transfers out of Level 3	0		0		0
Level 3 liabilities, Purchases	0		0		0
Level 3 liabilities, Sales	0		0		0
Level 3 liabilities, Issues	(1,283)
Level 3 liabilities, Settlements	223
Level 3 liabilities, Balance at end of period	$ (16,653)		$ (3,801)		$ (4,796)

[1]	Comprises $394 thousand of assets
[2]	Comprises $336 thousand of assets
[3]	Comprises $75 thousand of assets